SELLING, GENERAL AND ADMINISTRATIVE COSTS	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE COSTS
SELLING, GENERAL AND ADMINISTRATIVE COSTS
Selling costs in 2019, 2018 and 2017 amounted to €173,512 thousand, €167,819 thousand and €173,484 thousand, respectively, consisting mainly of costs for sales personnel, marketing and events, and retail stores. Marketing and events expenses consist primarily of costs in connection with trade and auto shows, media and client events for the launch of new models, as well as sponsorship and indirect marketing costs incurred through the Formula 1 racing team, Scuderia Ferrari.
General and administrative costs in 2019, 2018 and 2017 amounted to €169,667 thousand, €159,522 thousand and €155,581 thousand, respectively, consisting mainly of administration and other general expenses that are not directly attributable to manufacturing, sales or research and development activities.